CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS
Accounts receivable, net of allowance	$ 25	$ 18	$ 12
Inventory, net of reserves	$ 119	$ 184	$ 52
STOCKHOLDERS' EQUITY :
Series B convertible preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Series B convertible preferred stock shares authorized	3,000	3,000	3,000
Series B convertible preferred stock, Issued	1,532	1,737	0
Series B convertible preferred stock, Outstanding	1,532	1,737	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, Authorized	145,000,000	145,000,000	145,000
Common stock, Issued	75,495,469	70,478,961	62,282
Common stock, outstanding	75,495,469	70,478,961	62,282